Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Unissued Shares Under Options [Member]
Earnings per share [line items]
Number of options that have been excluded from the calculations as they were antidilutive	50,813,500	36,180,000	14,780,000